Commitments and Contingencies (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Contractual amount of off-balance-sheet financial instruments
Amounts accrued for estimated losses for the financial instruments	0
Minimum
Contractual amount of off-balance-sheet financial instruments
Remaining term of standby letters of credit	1 month
Maximum
Contractual amount of off-balance-sheet financial instruments
Remaining term of standby letters of credit	5 years